Fixed Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cost:
Fixed Assets, Gross	$ 1,082	$ 352
Less - accumulated depreciation	295	63
Fixed Assets, Net	787	289
Computers and Software [Member]
Cost:
Fixed Assets, Gross	539	201
Office furniture and equipment
Cost:
Fixed Assets, Gross	154	84
Leasehold improvements [Member]
Cost:
Fixed Assets, Gross	$ 389	$ 67